Debt, Finance Lease Obligations and Other Notes Payable - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about hedged items [line items]
Principal amount				$ 123,550,897
Warrants issued by UHI
Disclosure of detailed information about hedged items [line items]
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	$ (1,622,976)	$ 6,891,428
Open Ended Fund
Disclosure of detailed information about hedged items [line items]
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	(167,490)	615,528
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Principal amount			$ 2,440.3	48,086,944	$ 2,386.6	$ 49,352,779
Designated as hedging instruments | Investment in shares of UHI
Disclosure of detailed information about hedged items [line items]
Foreign currency translation gain (loss) derived from the hedge net investment in shares of UHI	260,133	(1,189,430)
Designated as hedging instruments | Investment in shares of UHI | Net investment
Disclosure of detailed information about hedged items [line items]
Principal amount			413.3	8,144,843	350.7	7,236,587
Designated as hedging instruments | Warrants issued by UHI
Disclosure of detailed information about hedged items [line items]
Principal amount			1,847.0	36,395,183	1,855.9	38,298,606
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	(1,622,976)	6,891,428
Designated as hedging instruments | Open Ended Fund | Fair value hedge of foreign currency
Disclosure of detailed information about hedged items [line items]
Principal amount			$ 180.0	$ 3,546,918	$ 180.0	$ 3,817,586
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	$ (167,490)	$ 615,528